Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current
Cash and cash equivalents	$ 113,439	$ 234,942	[1]
Restricted cash	65,782	65,900
Accounts receivable	45,411	41,345
Marketable securities	4,036	0
Derivative assets	760	0
Biological assets	42,774	22,690
Inventory	143,602	106,132
Prepaids and other current assets	9,402	8,280
Assets held for sale	1,399	638
Current assets	426,605	479,927
Property, plant and equipment	294,324	322,969
Derivative assets	0	7,249
Deposits and other long-term assets	12,028	15,786
Lease receivable	6,343	6,496
Intangible assets	40,850	59,680
Goodwill	43,180	18,715
Deferred tax assets	15,343	15,500
Total assets	838,673	926,322
Current
Accounts payable and accrued liabilities	58,563	71,257
Income taxes payable	1,547	161
Deferred revenue	1,687	1,739
Convertible debentures	0	132,571
Loans and borrowings	52,361	9,571
Lease liabilities	4,856	5,413
Provisions	5,606	4,453
Other current liabilities	0	12,572
Current liabilities	124,620	237,737
Long-term portion	4,898	36,163
Lease liabilities	42,676	43,804
Derivative liabilities	2,309	9,634
Contingent consideration payable	0	12,487
Other long-term liability	46,110	48,047
Deferred tax liability	16,190	16,745
Total liabilities	236,803	404,617
Shareholders’ equity
Share capital	6,971,416	6,841,234
Reserves	162,351	154,040
Accumulated other comprehensive loss	(206,058)	(212,365)
Deficit	(6,367,936)	(6,292,265)
Total equity attributable to Aurora Cannabis Inc. shareholders	559,773	490,644
Non-controlling interests	42,097	31,061
Total equity	601,870	521,705
Total liabilities and equity	$ 838,673	$ 926,322

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).